Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Inventories
Finished goods	€ 1,173,679	€ 1,088,311
Health care supplies	462,876	473,164
Raw materials and purchased components	240,369	232,422
Work in process	112,481	101,413
Inventories	€ 1,989,405	€ 1,895,310